UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------

Check here if Amendment / / Amendment Number: _______
      This Amendment (Check only one): / /    is a restatement.
                                       / /    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Shenkman Capital Management, Inc.
            ---------------------------------
Address:    461 Fifth Avenue, 22nd Floor
            ---------------------------------
            New York, New York 10017
            ---------------------------------

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark R. Shenkman
            ----------------
Title:      President
            ----------------
Phone:      212-867-9090
            ----------------

Signature, Place, and Date of Signing:

   /s/ Mark R. Shenkman          New York, New York        November 4, 2005
   --------------------          ------------------        -----------------
       [Signature]                  [City, State]                [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               ------------

Form 13F Information Table Entry Total:        63
                                               ------------

Form 13F Information Table Value Total:        361,316
                                               ------------
                                               (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.


SHENKMAN CAPITAL MANAGEMENT, INC.                          13F SECURITIES HOLDINGS                                 As of 9/30/05

                                                                                                             VOTING AUTHORITY
                                                                                                             ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS    CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE       SHARED   NONE
  --------------              -----    -----     --------   -------   ---   ----   ----------   --------   ----       ------   ----
-----------------------------------------------------------------------------------------------------------------------------------

ABITIBI-CONSOLIDATED INC     COM       003924107       61      15,000   SH             Sole             15,000

AK STL HLDG CORP             COM       001547108       86      10,000   SH             Sole             10,000

ALLIANT TECHSYSTEMS INC      NOTE
                             2.750%
                             2/1       018804AH7    8,109    7,565,000 PRN             Sole          7,565,000
ALLIED WASTE INDS INC        SDCV
                             4.250%
                             4/1       019589AD2    1,241    1,400,000 PRN             Sole          1,400,000

ALPHA NATURAL RESOURCES INC  COM       02076X102    1,292       43,000  SH             Sole             43,000

AMERICAN TOWER CORP          NOTE
                             3.000%
                             8/1       029912AR3    6,457     4,800,000 PRN            Sole           4,800,000

AMERICAN TOWER CORP          CL A      29912201       250        10,000  SH            Sole              10,000

B & G FOODS INC NEW          UNIT
                             99/99/
                             9999      05508R205      196        15,500  SH            Sole              15,500

CENTERPOINT ENERGY INC       NOTE
                             2.875%
                             1/1       15189TAL1    2,523     2,125,000 PRN            Sole           2,125,000

CITADEL BROADCASTING CORP    NOTE
                             1.875%
                             2/1       17285TAB2    5,871     7,450,000 PRN            Sole           7,450,000

CONSOL ENERGY INC            COM       20854P109      267         3,500  SH            Sole               3,500

CYTYC CORP                   NOTE
                             2.250%
                             3/1       232946AB9    6,299     5,850,000 PRN            Sole           5,850,000

DARLING INTL INC             COM       237266101       39        11,000  SH            Sole              11,000

DISNEY WALT CO               NOTE
                             2.125%
                             4/1       254687AU0   18,219    17,900,000 PRN            Sole          17,900,000

DYNEGY INC NEW               CL A      26816Q101       94        20,000  SH            Sole              20,000

EASTMAN KODAK CO             NOTE
                             3.375%
                             10/1      277461BE8    9,518     9,750,000 PRN            Sole           9,750,000

ECHOSTAR COMMUNICATIONS      NOTE
NEW                          5.750%
                             5/1       278762AG4   81,839    82,350,000 PRN            Sole          82,350,000

ECHOSTAR COMMUNICATIONS      CL A      278762109    1,685        57,000  SH            Sole              57,000
NEW

EMMIS COMMUNICATIONS CORP    PFD CV
                             SER A     291525202    4,752       108,000  SH            Sole             108,000

FAIR ISAAC CORP              NOTE
                             1.500%
                             8/1       303250AD6    9,690     8,665,000 PRN            Sole           8,665,000

FISHER SCIENTIFIC INTL INC   NOTE
                             3.250%
                             3/0       338032AX3    2,646     2,600,000 PRN            Sole           2,600,000

FISHER SCIENTIFIC INTL INC   COM
                             NEW       338032204      341         5,500  SH            Sole               5,500

GENERAL MTRS CORP            DEB SR
                             CONV A    370442741   40,121     1,683,640 PRN            Sole            1,683,640

GOLD KIST INC                COM       380614107      196        10,000  SH            Sole               10,000

GREY WOLF INC                NOTE
                             3.750%
                             5/0        397888AD0   3,127     2,258,000 PRN            Sole            2,258,000

HANOVER COMPRESSOR CO        NOTE
                             4.750%
                             1/1        410768AE5     847       745,000 PRN            Sole              745,000

JLG INDS INC                 COM        466210101     201         5,500  SH            Sole                5,500

JOY GLOBAL INC               COM        481165108     303         6,000  SH            Sole                6,000

K2 INC                       COM        482732104     125        11,000  SH            Sole               11,000

KERZNER INTL LTD             NOTE
                             2.375%
                             4/1        492520AB7   2,317     2,110,000 PRN            Sole            2,110,000


                                                                                                             VOTING AUTHORITY
                                                                                                             ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS    CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE       SHARED   NONE
  --------------              -----    -----     --------   -------   ---   ----   ----------   --------   ----       ------   ----
-----------------------------------------------------------------------------------------------------------------------------------

KINETIC CONCEPTS INC         COM NEW    49460W208     284         5,000  SH            Sole                5,000

LIONS GATE ENTMNT CORP       COM NEW    535919203     191        20,000  SH            Sole               20,000

LODGENET ENTMT CORP          COM        540211109   1,227        83,300  SH            Sole               83,300

LUCENT TECHNOLOGIES INC      COM        549463107      65        20,000  SH            Sole               20,000

MASSEY ENERGY CORP           COM        576206106     204         4,000  SH            Sole                4,000

MEDIACOM COMMUNICATIONS      NOTE
CORP                         5.250%
                             7/0        58446KAA3  34,475    34,475,000 PRN            Sole           34,475,000

NEWFIELD EXPL CO             COM        651290108   1,964        40,000  SH            Sole               40,000

NEXTEL COMMUNICATIONS INC    NOTE
                             5.250%
                             1/1        65332VAY9    4,242    4,200,000 PRN            Sole             4,200,000

NTL INC DEL                  COM        62940M104      200        3,000  SH            Sole                 3,000

OWENS ILL INC                PFD CONV
                             $.01       690768502    1,425       38,625  SH            Sole                38,625

PHARMACEUTICAL RES INC       NOTE
                             2.875%
                             9/3        717125AC2    8,967   10,750,000 PRN            Sole            10,750,000

PPL CORP                     COM        69351T106      291        9,000  SH            Sole                 9,000

PRIDE INTL INC DEL           NOTE
                             3.250%
                             5/0        74153QAD4    5,547    4,400,000 PRN            Sole             4,400,000

PRIDE INTL INC DEL           COM        74153Q102      285       10,000  SH            Sole                10,000

QUANTA SVCS INC              SDCV
                             4.500%
                             10/0       74762EAC6    2,391    1,850,000 PRN            Sole             1,850,000

REEBOK INTL LTD              DBCV
                             2.000%
                             5/0        758110AH3      560      500,000 PRN            Sole               500,000

RITE AID CORP                NOTE
                             4.750%
                             12/0       767754BA1   22,902   23,050,000 PRN            Sole            23,050,000

RITE AID CORP                COM        767754104       39       10,000  SH            Sole                10,000

ROPER INDS INC NEW           NOTE
                             1.481%
                             1/1        776696AA4    5,599   10,200,000 PRN            Sole            10,200,000

RPM INTL INC                 NOTE
                             1.389%
                             5/1        749685AK9    2,419    4,400,000 PRN            Sole             4,400,000

SANMINA SCI CORP             COM        800907107       86       20,000  SH            Sole                20,000

SINCLAIR BROADCAST GROUP     NOTE
INC                          4.875%
                             7/1        829226AU3   14,589   16,300,000 PRN            Sole            16,300,000

SINCLAIR BROADCAST GROUP     SDCV
INC                          6.000%
                             9/1        829226AV1    3,436    3,927,400 PRN            Sole             3,927,400

SMURFIT-STONE CONTAINER      PFD CV
CORP                         EX A 7%    832727200    3,015      132,176  SH            Sole                132,176

SUPERVALU INC                NOTE 11/0  868536AP8      698    2,100,000 PRN            Sole              2,100,000

SYNAGRO TECHNOLOGIES INC     COM NEW    871562203      118       25,000  SH            Sole                 25,000

TERRA INDS INC               COM        880915103       67       10,000  SH            Sole                 10,000

TEVA PHARMACEUTICAL          DBCV
FIN II L                     0.500%
                             2/0        88164RAA5    7,305    7,300,000 PRN            Sole              7,300,000

UBIQUITEL INC                COM        903474302      109       12,500  SH            Sole                 12,500

VALEANT PHARMACEUTICALS      NOTE
INTL                         3.000%
                             8/1        91911XAB0   12,630   13,850,000  PRN           Sole              13,850,000

VALERO ENERGY CORP NEW       COM        91913Y100      339        3,000   SH           Sole                   3,000

WATSON PHARMACEUTICALS INC   DBCV
                             1.750%
                             3/1        942683AC7    6,340    6,200,000  PRN           Sole               6,200,000

WYETH                        DBCV 1/1   983024AD2   10,595   10,200,000  PRN           Sole              10,200,000

                             TOTAL                 361,316
                             (x$1,000)

